UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618-4518

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.62%
Alabama - 2.90%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,497	0.79%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	113	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,078	0.34
5.00%, 05/01/17	1,000	1,140	0.36
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,020	0.64
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,132	0.68
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	173	0.05
_______________________
		9,153	2.90
_______________________
Alaska - 0.32%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	945	1,005	0.32
_______________________
		1,005	0.32
_______________________
Arizona - 3.23%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.91%, 02/01/48[1]	3,000	3,066	0.97
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	210	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,121	0.35
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,116	0.35
5.00%, 07/01/20	2,800	3,267	1.04
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,079	0.34
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	185	0.06
_______________________
		10,190	3.23
_______________________
California - 10.01%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,503	0.48
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,053	0.33
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	1,500	1,488	0.47
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.76%, 04/01/47[1]	1,000	1,006	0.32
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/20	1,200	1,341	0.43
5.00%, 04/01/21	1,250	1,468	0.47
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	139	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	867	0.27
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,046	0.65
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	$1,250	$1,253	0.40%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	1,000	997	0.32
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	1,700	1,704	0.54
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	800	907	0.29
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	893	0.28
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,180	0.37
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,030	0.33
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	113	0.04
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	548	0.17
4.00%, 09/02/17	1,215	1,317	0.42
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.41%, 06/01/25[1]	930	930	0.29
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	2,700	3,070	0.97
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	707	0.22
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	104	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.814%, 07/01/19[1]	100	93	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	611	0.19
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	202	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	662	0.21
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,760	0.56
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	108	0.03
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,537	0.49
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	118	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	493	0.16
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	224	0.07
_______________________
		31,582	10.01
_______________________
Colorado - 1.75%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	214	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	335	0.11
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	567	0.18
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	152	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	131	0.04
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	$2,000	$2,240	0.71%
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	740	0.23
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,142	0.36
_______________________
		5,521	1.75
_______________________
District of Columbia - 2.12%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.66%, 12/01/15[1]	1,250	1,259	0.40
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.54%, 10/01/44[1]	2,475	2,477	0.79
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,727	0.86
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	216	0.07
_______________________
		6,679	2.12
_______________________
Florida - 12.37%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	701	0.22
5.00%, 06/01/20	1,100	1,242	0.39
5.25%, 06/01/17	2,100	2,372	0.75
6.00%, 06/01/16	300	339	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,703	0.54
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,135	0.36
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	110	0.03
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,167	0.37
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,338	0.42
5.00%, 11/15/17	2,000	2,278	0.72
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	102	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,263	0.40
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	302	0.10
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	112	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,098	0.35
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	730	778	0.25
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,085	1,159	0.37
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	580	621	0.20
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	156	0.05
5.00%, 07/01/15	1,435	1,550	0.49
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
5.00%, 07/01/16	$2,100	$2,331	0.74%
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	696	0.22
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	570	0.18
5.00%, 07/01/16	2,000	2,238	0.71
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,663	0.53
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,044	0.33
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	101	0.03
5.00%, 01/15/20	300	346	0.11
5.00%, 01/15/23	300	335	0.11
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	202	0.06
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	208	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	206	0.06
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	1,997	0.63
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	443	0.14
3.00%, 07/01/16	2,050	2,165	0.69
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	108	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,157	0.37
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	454	0.14
Orlando-Orange County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 07/01/19	2,000	2,322	0.74
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	299	0.09
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	503	0.16
_______________________
		39,031	12.37
_______________________
Georgia - 2.53%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	353	0.11
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,409	0.45
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,210	0.70
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	219	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	462	0.15
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	110	0.03
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,169	0.37
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series GG, 5.00%, 01/01/19	700	813	0.26
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Georgia—continued
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	$500	$577	0.18%
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	101	0.03
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	556	0.18
_______________________
		7,979	2.53
_______________________
Hawaii - 0.95%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	713	0.23
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,486	0.47
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	792	0.25
_______________________
		2,991	0.95
_______________________
Illinois - 7.48%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	105	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,707	0.54
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,805	0.57
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,116	0.35
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,088	0.34
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	214	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	304	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	155	160	0.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,127	0.36
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	108	0.03
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,692	0.54
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,065	0.34
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,091	0.66
Illinois State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	1,000	1,163	0.37
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,114	0.35
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,401	0.76
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,380	0.44
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,899	0.60
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,203	0.70
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	333	0.11
5.00%, 07/01/21	375	407	0.13
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	113	0.04
_______________________
		23,595	7.48
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana - 1.54%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	$500	$547	0.17%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	109	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,515	0.48
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,372	0.44
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,143	0.36
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	163	0.05
_______________________
		4,849	1.54
_______________________
Iowa - 0.42%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	988	958	0.31
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	356	0.11
_______________________
		1,314	0.42
_______________________
Kansas - 0.18%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	586	0.18
_______________________
		586	0.18
_______________________
Kentucky - 0.39%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.774%, 05/01/20[1]	355	353	0.11
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	830	874	0.28
_______________________
		1,227	0.39
_______________________
Louisiana - 1.05%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	331	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	258	0.08
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,674	0.53
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,055	0.33
_______________________
		3,318	1.05
_______________________
Massachusetts - 1.60%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	178	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	109	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,068	0.34
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,049	0.33
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,274	0.40
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	114	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,140	0.36
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Massachusetts—continued
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	$100	$105	0.03%
_______________________
		5,037	1.60
_______________________
Michigan - 3.66%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	671	0.21
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,560	0.49
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,315	0.73
5.00%, 01/01/21	700	805	0.26
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	101	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,721	0.55
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,366	0.43
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	167	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	212	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	809	0.26
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,704	0.54
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	111	0.04
_______________________
		11,542	3.66
_______________________
Minnesota - 0.81%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	785	830	0.26
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	980	964	0.30
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	720	777	0.25
_______________________
		2,571	0.81
_______________________
Mississippi - 0.73%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,180	2,319	0.73
_______________________
		2,319	0.73
_______________________
Missouri - 0.12%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	65	64	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	205	0.06
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	118	0.04
_______________________
		387	0.12
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nebraska - 0.72%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	$600	$618	0.20%
3.00%, 03/01/43	500	522	0.16
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,143	0.36
_______________________
		2,283	0.72
_______________________
Nevada - 1.76%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	109	0.03
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	362	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,590	0.50
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,220	0.70
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,284	0.41
_______________________
		5,565	1.76
_______________________
New Hampshire - 0.19%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	589	0.19
_______________________
		589	0.19
_______________________
New Jersey - 4.79%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,184	0.38
5.00%, 11/01/21	200	236	0.07
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,079	0.34
5.00%, 12/15/17	2,000	2,297	0.73
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.96%, 02/01/17[1]	1,025	1,027	0.33
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	104	0.03
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	103	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,090	0.35
5.00%, 12/01/17	1,420	1,604	0.51
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	1,850	1,855	0.59
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E, 0.74%, 01/01/24[1]	1,150	1,150	0.36
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	541	0.17
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,226	0.71
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	607	0.19
_______________________
		15,103	4.79
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Mexico - 0.14%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.9247%, 12/01/28[1]	$445	$443	0.14%
_______________________
		443	0.14
_______________________
New York - 7.40%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,290	0.72
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	110	0.03
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	1,000	1,169	0.37
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,291	0.41
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,009	0.64
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.06%, 11/01/20[1]	2,000	2,014	0.64
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,156	0.37
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series E, 4.00%, 11/15/19	1,500	1,646	0.52
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,232	0.71
New York City Transitional Fin. Auth. Building Aid Rev., Public Imps. Income Tax Rev. Bonds, Series S-1, 5.00%, 07/15/20	865	1,014	0.32
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	116	0.04
New York City Trust For Cultural Res. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,242	0.39
New York Muni. Bond Bank Agcy., Misc. Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 12/01/20	2,000	2,344	0.74
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	209	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	556	0.18
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,140	0.36
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	691	722	0.23
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,087	0.66
_______________________
		23,347	7.40
_______________________
North Carolina - 1.28%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	120	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	460	0.14
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	194	0.06
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,924	0.93
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	341	0.11
_______________________
		4,039	1.28
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	$580	$607	0.19%
_______________________
		607	0.19
_______________________
Ohio - 4.09%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,389	0.44
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,056	0.33
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,144	0.36
5.00%, 09/01/19	2,000	2,296	0.73
5.00%, 09/01/20	1,030	1,174	0.37
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	777	0.25
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,074	0.34
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,126	0.36
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,148	0.36
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,721	0.55
_______________________
		12,905	4.09
_______________________
Oklahoma - 0.56%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	212	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.85%, 01/01/23[1]	1,550	1,550	0.49
_______________________
		1,762	0.56
_______________________
Oregon - 0.34%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,077	0.34
_______________________
		1,077	0.34
_______________________
Pennsylvania - 3.08%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	456	0.14
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,247	1.03
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	217	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,713	0.54
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	206	0.06
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.74%, 12/01/18[1]	1,500	1,477	0.47
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,879	0.60
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/31[1]	300	302	0.10
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania—continued
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	$200	$230	0.07%
_______________________
		9,727	3.08
_______________________
South Carolina - 1.38%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,131	0.36
5.00%, 11/01/20	500	556	0.18
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,075	1,144	0.36
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,437	0.45
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	105	0.03
_______________________
		4,373	1.38
_______________________
Tennessee - 1.44%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	133	0.04
5.00%, 12/01/18	100	118	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.66%, 10/01/38[1]	1,400	1,400	0.44
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	980	1,058	0.33
4.50%, 07/01/37	935	1,029	0.33
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	760	810	0.26
_______________________
		4,548	1.44
_______________________
Texas - 7.19%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,126	0.36
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	163	0.05
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.81%, 05/15/34[1]	1,400	1,392	0.44
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,761	0.56
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	113	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	105	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,825	0.58
4.00%, 12/01/16	955	1,055	0.33
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	110	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,022	0.32
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,136	0.36
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,058	0.34
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	$445	$512	0.16%
5.00%, 11/15/18	275	320	0.10
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.64%, 07/01/31[1]	250	250	0.08
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	108	0.03
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.59%, 05/15/48[1]	850	850	0.27
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	107	0.03
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,115	0.35
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,200	1,182	0.37
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	115	0.04
6.00%, 01/01/21	100	115	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	880	1,015	0.32
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	2,000	2,004	0.64
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	103	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	102	0.03
5.00%, 08/15/23	350	374	0.12
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,658	0.53
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,002	0.32
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	687	0.22
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	100	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	105	0.03
_______________________
		22,690	7.19
_______________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	104	0.03
5.00%, 07/01/16	200	209	0.07
_______________________
		313	0.10
_______________________
Virginia - 0.45%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	793	0.25
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	232	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	293	0.09
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Virginia—continued
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	$100	$101	0.03%
_______________________
		1,419	0.45
_______________________
Washington - 3.19%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,139	0.68
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	544	0.17
5.00%, 07/01/17	1,000	1,149	0.37
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,896	0.60
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	168	0.05
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,670	0.53
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	107	0.03
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	102	0.03
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	909	0.29
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,260	0.40
_______________________
		10,054	3.19
_______________________
Wisconsin - 1.17%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,305	0.41
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	111	0.03
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,351	0.43
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	934	0.30
_______________________
		3,701	1.17
_______________________
Total bonds & notes (cost: $289,439,887)		295,421	93.62
_______________________
Short-term securities - 7.56%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.04%, 11/01/26[1]	200	200	0.06
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.06%, 01/01/42[1]	1,350	1,350	0.43
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.05%, 11/15/35[1]	500	500	0.16
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series V-1, 0.03%, 07/01/36[1]	1,840	1,840	0.58
County of Montgomery, G.O. Prop. Tax Ref. Bonds, 0.05%, 06/01/26[1]	2,850	2,850	0.90
East Baton Rouge Parish Ind. Dev. Board, Inc., Ind. Imps. Rev. Bonds, Series B, 0.05%, 12/01/40[1]	3,400	3,400	1.08
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series K, 0.05%, 07/01/37[1]	485	485	0.15
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 0.03%, 07/01/26[1]	$800	$800	0.25%
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.05%, 12/01/30[1]	1,100	1,100	0.35
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.04%, 12/01/30[1]	910	910	0.29
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.05%, 12/01/30[1]	2,400	2,400	0.76
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series K, 0.05%, 11/01/35[1]	700	700	0.22
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series B, 0.05%, 02/15/34[1]	1,000	1,000	0.32
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A-1, 0.05%, 10/01/35[1]	500	500	0.16
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.13%, 07/01/38[1]	725	725	0.23
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.05%, 06/01/41[1]	3,600	3,600	1.14
Virginia College Building Auth., Univ. & College Imps. Misc. Rev. Bonds, Series C, 0.04%, 02/01/26[1]	1,500	1,500	0.48
_______________________
Total Short-term securities (cost: $23,860,000)		23,860	7.56
_______________________
Total investment securities (cost: $313,299,887)		319,281	101.18
Other assets less liabilities		(3,736)	(1.18)
_______________________
Net assets		$315,545	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $722,198, representing 0.23% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational

Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.05%
Alabama - 1.58%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,078	0.79%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,066	0.79
_______________________
		2,144	1.58
_______________________
Arizona - 1.12%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	398	0.29
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	210	0.16
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	287	0.21
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	617	0.46
_______________________
		1,512	1.12
_______________________
California - 8.07%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	550	545	0.40
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	544	0.40
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	455	0.34
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,146	0.85
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	1,000	1,002	0.74
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	1,000	1,002	0.74
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	862	0.64
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	660	0.49
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.41%, 06/01/25[1]	465	465	0.34
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,500	1,712	1.26
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	327	0.24
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	479	0.35
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	185	0.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	416	0.31
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,128	0.83
_______________________
		10,928	8.07
_______________________
Colorado - 3.49%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	451	0.33
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,060	0.78
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	$1,000	$1,059	0.78%
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	538	0.40
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	525	583	0.43
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,038	0.77
_______________________
		4,729	3.49
_______________________
Connecticut - 0.34%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	458	0.34
_______________________
		458	0.34
_______________________
District of Columbia - 3.32%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	107	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.66%, 12/01/15[1]	1,000	1,007	0.74
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.54%, 10/01/44[1]	2,100	2,101	1.55
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,179	0.87
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	101	0.08
_______________________
		4,495	3.32
_______________________
Florida - 8.57%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,790	1,977	1.46
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	623	0.46
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.16%, 10/01/14[1]	600	604	0.45
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	819	0.61
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	241	0.18
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,412	1.04
5.00%, 10/01/17	450	519	0.38
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	545	582	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	315	337	0.25
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,566	1.16
5.00%, 07/01/16	190	211	0.16
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	331	0.24
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	597	0.44
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,044	0.77
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	$100	$101	0.07%
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	102	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	528	0.39
_______________________
		11,594	8.57
_______________________
Georgia - 0.99%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	286	0.21
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	750	845	0.62
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	211	0.16
_______________________
		1,342	0.99
_______________________
Guam - 0.50%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	676	0.50
_______________________
		676	0.50
_______________________
Hawaii - 0.94%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	106	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,161	0.86
_______________________
		1,267	0.94
_______________________
Illinois - 9.33%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,068	0.79
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	475	0.35
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	344	0.25
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	348	0.26
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,459	1.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,128	0.83
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,019	0.75
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	751	0.55
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,726	1.28
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,079	0.80
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,104	0.82
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	693	0.51
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,433	1.06
_______________________
		12,627	9.33
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana - 1.26%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	$600	$660	0.49%
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	500	584	0.43
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	405	467	0.34
_______________________
		1,711	1.26
_______________________
Kentucky - 1.30%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.765%, 05/01/20[1]	390	388	0.29
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	295	311	0.23
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,064	0.78
_______________________
		1,763	1.30
_______________________
Louisiana - 1.25%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,500	1,594	1.18
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	103	0.07
_______________________
		1,697	1.25
_______________________
Massachusetts - 1.22%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	105	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	665	0.49
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	666	0.49
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	106	0.08
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	105	0.08
_______________________
		1,647	1.22
_______________________
Michigan - 2.25%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,110	0.82
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	508	0.38
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,090	0.80
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	342	0.25
_______________________
		3,050	2.25
_______________________
Minnesota - 0.79%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	355	384	0.28
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	684	0.51
_______________________
		1,068	0.79
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri - 0.78%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	$330	$375	0.28%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	640	677	0.50
_______________________
		1,052	0.78
_______________________
Nebraska - 0.38%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	500	515	0.38
_______________________
		515	0.38
_______________________
Nevada - 1.79%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	335	0.25
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,085	1.54
_______________________
		2,420	1.79
_______________________
New Hampshire - 0.51%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	690	0.51
_______________________
		690	0.51
_______________________
New Jersey - 6.63%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	645	0.48
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,129	0.83
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.64%, 02/01/15[1]	525	527	0.39
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.96%, 02/01/17[1]	1,000	1,002	0.74
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	104	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	516	0.38
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,058	0.78
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	545	0.40
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/17 @ 100), 0.68%, 01/01/23[1]	1,000	1,001	0.74
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	250	251	0.19
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.74%, 01/01/24[1]	500	500	0.37
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	325	0.24
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,113	0.82
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	$225	$260	0.19%
_______________________
		8,976	6.63
_______________________
New Mexico - 0.32%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.925%, 12/01/28[1]	440	438	0.32
_______________________
		438	0.32
_______________________
New York - 4.81%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,133	0.84
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.61%, 08/01/25[1]	1,000	1,013	0.75
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.96%, 11/01/18[1]	1,000	1,007	0.74
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	579	0.43
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	436	0.32
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	571	0.42
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	322	337	0.25
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,429	1.06
_______________________
		6,505	4.81
_______________________
North Carolina - 0.43%
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	578	0.43
_______________________
		578	0.43
_______________________
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	245	256	0.19
_______________________
		256	0.19
_______________________
Ohio - 3.00%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,813	1.34
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,046	0.77
5.00%, 09/01/15	500	541	0.40
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	615	655	0.49
_______________________
		4,055	3.00
_______________________
Oklahoma - 0.41%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	131	0.10
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oklahoma—continued
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.81%, 01/01/23[1]	$425	$425	0.31%
_______________________
		556	0.41
_______________________
Oregon - 0.32%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	431	0.32
_______________________
		431	0.32
_______________________
Pennsylvania - 2.37%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,083	0.80
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	813	0.60
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	231	0.17
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,077	0.80
_______________________
		3,204	2.37
_______________________
South Carolina - 0.94%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	645	686	0.51
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	480	0.35
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	106	0.08
_______________________
		1,272	0.94
_______________________
Tennessee - 1.37%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	107	0.08
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.66%, 10/01/38[1]	700	700	0.52
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	490	529	0.39
4.50%, 07/01/37	470	517	0.38
_______________________
		1,853	1.37
_______________________
Texas - 8.08%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,113	0.82
City of Houston, Util. System Rev. Bonds (Mandatory Put 06/01/17 @ 100), 0.81%, 05/15/34[1]	600	596	0.44
City of Houston, Util. System Rev. Bonds (Mandatory Put 08/01/16 @ 100), 0.66%, 05/15/34[1]	1,000	1,000	0.74
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	102	0.07
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.65%, 08/15/21[1]	1,000	1,000	0.74
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	231	0.17
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	$500	$575	0.42%
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.64%, 07/01/31[1]	200	200	0.15
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	500	492	0.36
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	461	0.34
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	103	0.08
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.50%, 08/30/13	1,000	1,002	0.74
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	687	0.51
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	346	0.26
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	410	442	0.33
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,044	0.77
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	768	0.57
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	533	0.39
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	245	0.18
_______________________
		10,940	8.08
_______________________
Washington - 6.21%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	534	0.39
5.00%, 07/01/15	1,250	1,359	1.00
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,101	0.81
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	779	0.58
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	697	0.51
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	508	0.38
5.00%, 12/01/15	1,000	1,105	0.82
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,122	0.83
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	673	0.50
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	500	531	0.39
_______________________
		8,409	6.21
_______________________
Wisconsin - 1.19%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,087	0.80
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	523	0.39
_______________________
		1,610	1.19
_______________________
Total bonds & notes (cost: $114,777,797)		116,468	86.05
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 15.37%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.06%, 11/01/26[1]	$1,000	$1,000	0.74%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.05%, 11/15/35[1]	2,750	2,750	2.03
City of Valdez, Ind. Rev. Ref. Bonds, 0.05%, 12/01/29[1]	400	400	0.29
County of Jackson, Ind. Rev. Ref. Bonds, 0.04%, 06/01/23[1]	550	550	0.41
East Baton Rouge Parish Ind. Dev. Board, Inc., Ind. Imps. Rev. Bonds, Series B, 0.05%, 12/01/40[1]	3,800	3,800	2.81
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.04%, 08/01/44[1]	1,300	1,300	0.96
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.05%, 12/01/30[1]	3,500	3,500	2.59
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series B, 0.05%, 02/15/34[1]	1,500	1,500	1.11
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.04%, 09/01/30[1]	1,700	1,700	1.26
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.05%, 06/01/41[1]	3,900	3,900	2.88
New Jersey Health Care Facs. Fncg Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.06%, 07/01/43[1]	400	400	0.29
_______________________
Total Short-term securities (cost: $20,800,000)		20,800	15.37
_______________________
Total investment securities (cost: $135,577,797)		137,268	101.42
Other assets less liabilities		(1,918)	(1.42)
_______________________
Net assets		$135,350	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $337,026, representing 0.25% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic

Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group California Core Municipal Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.42%
California - 92.30%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,111	0.48%
5.00%, 11/15/20	715	784	0.34
5.00%, 11/15/21	495	534	0.23
5.00%, 11/15/22	1,000	1,064	0.46
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,503	0.65
5.125%, 09/01/20	1,500	1,701	0.74
5.25%, 05/15/20	1,000	1,133	0.49
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	455	0.20
5.00%, 04/01/20	550	623	0.27
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	632	0.28
5.00%, 09/02/22	225	234	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	459	0.20
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,443	0.63
5.00%, 10/01/22	975	1,119	0.49
5.00%, 10/01/25	550	606	0.26
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	631	0.27
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.16%, 04/01/45[1]	3,700	3,712	1.62
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,482	0.65
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	944	0.41
5.00%, 04/01/21	800	939	0.41
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	116	0.05
Bay Area Toll Auth., Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/45[1]	1,200	1,190	0.52
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	583	0.25
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	712	0.31
5.00%, 09/01/26	500	507	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,098	0.48
5.00%, 02/01/21	550	639	0.28
5.00%, 10/01/21	700	797	0.35
5.00%, 11/01/21	525	548	0.24
5.50%, 04/01/29	300	319	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	681	0.30
5.00%, 01/01/18	125	146	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	195	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	602	0.26
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 11/01/22	$1,420	$1,495	0.65%
4.50%, 11/01/17	335	376	0.16
5.00%, 01/01/24	100	110	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	768	0.33
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	319	0.14
5.00%, 10/01/22	770	857	0.37
5.00%, 11/15/24	150	164	0.07
5.00%, 11/15/25	375	404	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,545	0.67
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	109	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	741	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	500	563	0.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	312	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,560	0.68
5.00%, 03/01/20	675	770	0.34
5.00%, 11/15/20	500	577	0.25
5.00%, 11/15/21	350	398	0.17
5.00%, 03/01/23	1,000	1,110	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	441	0.19
5.00%, 08/15/20	300	347	0.15
5.00%, 11/15/21	1,000	1,077	0.47
5.00%, 08/15/22	850	984	0.43
5.375%, 07/01/21	1,500	1,531	0.67
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	230	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,146	0.50
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	105	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	104	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	2,375	2,381	1.04
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	1,000	997	0.43
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	105	0.05
4.50%, 10/01/26	100	104	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.05
5.00%, 02/01/19	100	111	0.05
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	1,100	1,103	0.48
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.36%, 10/01/47[1]	$1,800	$1,800	0.78%
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	173	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	497	0.22
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	165	0.07
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	755	0.33
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	741	0.32
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	233	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,339	1.02
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	115	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	263	0.11
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	232	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,462	0.64
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	115	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,161	0.51
5.00%, 12/01/23	200	229	0.10
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,574	0.69
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	206	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	214	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	341	0.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	204	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,556	0.68
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,289	0.56
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,416	0.62
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	217	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	201	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	681	0.30
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,028	0.45
California State Univ., College & Univ. Rev. Bonds, Series A, 5.00%, 11/01/22	500	583	0.25
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	881	0.38
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	$2,600	$2,856	1.24%
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,119	0.49
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	108	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	696	0.30
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,227	0.53
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	986	0.43
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	521	0.23
5.00%, 07/01/16	100	108	0.05
5.00%, 05/15/19	600	674	0.29
5.00%, 11/01/19	1,000	1,154	0.50
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	257	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,149	0.94
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	542	0.24
5.00%, 09/01/22	1,400	1,502	0.65
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,864	0.81
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A:
5.00%, 10/01/20	750	890	0.39
5.00%, 10/01/21	500	590	0.26
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	208	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	327	0.14
3.15%, 09/02/21	570	554	0.24
3.55%, 09/02/23	350	328	0.14
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,150	0.50
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	515	0.22
4.375%, 09/02/21	700	721	0.31
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,194	0.52
3.00%, 09/02/20	1,250	1,234	0.54
3.25%, 09/02/22	700	676	0.29
3.375%, 09/02/23	850	798	0.35
4.00%, 09/02/18	500	545	0.24
4.00%, 09/02/19	475	501	0.22
4.50%, 09/02/22	250	256	0.11
4.75%, 09/02/23	250	256	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	115	0.05
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B, 5.00%, 05/15/20	500	590	0.26
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	578	0.25
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	$120	$124	0.05%
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	105	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,024	0.45
4.00%, 09/01/16	2,000	2,085	0.91
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	801	0.35
Coast Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 08/01/21	1,400	1,650	0.72
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	304	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	584	0.25
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,417	0.62
5.00%, 09/01/24	860	908	0.40
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	217	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	523	0.23
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	103	0.04
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.41%, 06/01/25[1]	1,395	1,395	0.61
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,073	0.47
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	105	0.05
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,364	0.59
5.00%, 06/01/21	1,200	1,358	0.59
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	40	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	115	0.05
5.25%, 11/01/25	100	110	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	784	0.34
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	205	0.09
4.00%, 09/02/21	1,350	1,355	0.59
4.00%, 09/02/23	430	428	0.19
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	114	0.05
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	108	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	870	0.38
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	816	0.36
5.00%, 11/01/21	500	571	0.25
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	113	0.05
Long Beach Comm. College Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series B, 5.00%, 08/01/24	250	284	0.12
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	$500	$563	0.25%
5.00%, 07/01/21	1,000	1,185	0.52
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,175	0.51
5.00%, 07/01/21	900	1,065	0.46
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	212	0.09
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,002	0.44
5.00%, 05/15/23	750	833	0.36
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	787	0.34
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	354	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	236	0.10
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	100	0.04
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,189	0.52
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	209	0.09
5.00%, 07/01/24	100	113	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,054	0.46
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	649	0.28
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	107	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	544	0.24
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,500	1,500	0.65
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,100	1,100	0.48
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	102	0.04
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	456	0.20
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	439	0.19
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	461	0.20
5.00%, 08/01/20	375	409	0.18
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	164	0.07
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,131	0.49
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	833	0.36
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/23	$745	$818	0.36%
5.50%, 07/01/21	1,000	1,160	0.51
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	228	0.10
5.00%, 07/01/19	200	234	0.10
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 08/01/24	1,000	1,141	0.50
5.00%, 08/01/25	1,000	1,115	0.49
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	408	0.18
4.00%, 10/01/21	1,485	1,548	0.67
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	366	0.16
4.50%, 09/01/20	445	454	0.20
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	515	0.22
3.75%, 09/15/18	770	794	0.35
4.00%, 09/15/20	340	355	0.15
4.00%, 09/15/22	440	442	0.19
5.00%, 09/01/20	615	698	0.30
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	1,400	1,527	0.67
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	104	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	102	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	305	306	0.13
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	696	0.30
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	546	0.24
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	674	0.29
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	833	0.36
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,183	0.52
5.00%, 08/01/20	775	925	0.40
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	575	662	0.29
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	982	0.43
5.00%, 07/01/20	700	813	0.35
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	580	0.25
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	820	0.36
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	895	0.39
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	420	0.18
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	114	0.05
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	$100	$104	0.05%
4.00%, 08/01/20	100	110	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	924	0.40
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	115	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	470	0.20
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	346	0.15
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	948	0.41
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	286	0.12
5.00%, 08/01/18	275	301	0.13
5.25%, 08/01/19	290	321	0.14
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	476	0.21
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	872	0.38
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,362	0.59
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	513	0.22
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	403	0.18
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,059	0.46
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	223	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	857	0.37
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	321	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	639	0.28
4.25%, 09/01/21	1,560	1,584	0.69
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,106	0.48
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,176	0.51
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	967	0.42
5.00%, 08/15/20	1,000	1,031	0.45
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.89%, 11/01/14[1]	1,700	1,705	0.74
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	233	0.10
5.00%, 07/01/20	1,550	1,819	0.79
5.00%, 07/01/23	800	908	0.40
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	544	0.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 07/01/16	$500	$561	0.24%
5.00%, 07/01/18	350	409	0.18
5.00%, 07/01/21	750	885	0.39
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,176	0.51
5.00%, 07/01/20	245	290	0.13
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	112	0.05
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	1,175	1,230	0.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	282	0.12
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,879	0.82
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	117	0.05
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	304	0.13
5.00%, 02/01/19	2,000	2,344	1.02
5.00%, 02/01/20	2,700	3,169	1.38
5.00%, 09/01/23	1,000	1,139	0.50
5.25%, 02/01/14	10	10	—
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	390	0.17
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	423	0.18
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,537	0.67
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	705	0.31
5.25%, 10/01/20	650	761	0.33
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	104	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	119	0.05
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,071	0.90
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,248	0.54
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,091	0.48
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	308	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	106	0.05
5.00%, 01/01/22	1,000	1,120	0.49
5.25%, 01/01/24	100	112	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	572	0.25
5.00%, 01/01/22	700	785	0.34
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	147	0.06
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	557	0.24
5.00%, 05/15/20	500	593	0.26
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,105	0.48
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	$200	$205	0.09%
_______________________
		211,936	92.30
_______________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	115	0.05
_______________________
		115	0.05
_______________________
Florida - 0.25%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	568	0.25
_______________________
		568	0.25
_______________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	108	0.05
_______________________
		108	0.05
_______________________
Michigan - 0.04%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	105	0.04
_______________________
		105	0.04
_______________________
Puerto Rico - 0.68%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	486	0.21
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,074	0.47
_______________________
		1,560	0.68
_______________________
Texas - 0.05%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111	0.05
_______________________
		111	0.05
_______________________
Total bonds & notes (cost: $212,700,837)		214,503	93.42
_______________________
Short-term securities - 7.16%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.04%, 09/01/38[1]	1,000	1,000	0.44
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.04%, 11/01/26	4,800	4,800	2.09
0.06%, 11/01/26	700	700	0.30
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.05%, 08/15/27[1]	300	300	0.13
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, 09/02/29[1]	1,500	1,500	0.65
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.05%, 07/01/35[1]	$3,000	$3,000	1.31%
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	300	300	0.13
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.03%, 07/01/23[1]	4,835	4,835	2.11
_______________________
Total Short-term securities (cost: $16,435,000)		16,435	7.16
_______________________
Total investment securities (cost: $229,135,837)		230,938	100.58
Other assets less liabilities		(1,325)	(0.58)
_______________________
Net assets		$229,613	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property

Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 77.56%
California - 74.59%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.43%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	223	0.19
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	430	0.37
5.00%, 04/01/18	250	284	0.24
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.96%, 04/01/47[1]	250	248	0.21
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	741	0.63
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.76%, 04/01/47[1]	1,675	1,685	1.44
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	280	0.24
5.00%, 04/01/17	400	458	0.39
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	645	0.55
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	268	0.23
4.00%, 09/01/16	75	82	0.07
4.00%, 02/01/17	100	110	0.09
5.00%, 04/01/14	100	103	0.09
5.00%, 10/01/16	250	280	0.24
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	545	0.47
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	423	0.36
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	157	0.13
4.00%, 04/01/16	300	324	0.28
4.00%, 04/01/17	200	219	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	579	0.50
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	223	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	490	526	0.45
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	163	0.14
5.00%, 11/15/16	225	246	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	460	0.39
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	303	0.26
4.00%, 03/01/18	200	220	0.19
4.00%, 03/01/19	500	548	0.47
5.00%, 08/15/14	100	105	0.09
5.00%, 11/15/16	250	280	0.24
5.00%, 10/01/18	500	580	0.50
5.00%, 11/15/19	300	349	0.30
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	$150	$161	0.14%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	912	0.78
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	210	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	104	0.09
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	1,100	1,103	0.94
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.34%, 10/01/47[1]	500	498	0.43
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.56%, 04/01/38[1]	600	601	0.51
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.36%, 10/01/47[1]	1,000	1,000	0.85
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	241	0.21
4.00%, 10/01/16	200	218	0.19
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	225	0.19
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	570	0.49
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,462	1.25
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	594	0.51
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,116	0.95
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	442	0.38
5.00%, 04/01/18	400	462	0.39
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	539	0.46
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	432	0.37
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	555	0.47
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	418	0.36
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	473	0.40
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	108	0.09
5.00%, 10/01/16	240	270	0.23
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	358	0.31
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	145	0.12
5.00%, 11/01/18	400	470	0.40
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	453	0.39
5.00%, 11/01/17	350	405	0.35
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	$500	$558	0.48%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	679	0.58
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	417	0.36
5.00%, 07/01/14	650	678	0.58
5.00%, 11/01/15	300	327	0.28
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	568	0.49
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	546	0.47
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,050	1.75
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	592	0.51
5.00%, 10/01/19	330	393	0.34
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,100	0.94
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	648	0.55
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	154	0.13
4.00%, 06/01/16	100	109	0.09
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	454	0.39
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	583	0.50
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.49%, 01/01/18[1]	175	175	0.15
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	503	0.43
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	482	0.41
5.00%, 09/01/20	545	604	0.52
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.41%, 06/01/25[1]	1,070	1,070	0.91
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	596	0.51
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	567	0.48
5.00%, 06/01/19	500	571	0.49
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	126	0.11
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	338	0.29
5.00%, 11/01/18	425	496	0.42
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	806	0.69
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	558	0.48
5.00%, 07/01/16	500	563	0.48
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	893	0.76
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	733	0.63
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	212	0.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
3.00%, 07/01/18	$550	$594	0.51%
5.00%, 07/01/15	420	458	0.39
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	200	0.17
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	522	0.45
5.00%, 07/01/18	500	586	0.50
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	544	0.46
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	104	0.09
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	104	0.09
5.00%, 07/01/15	200	218	0.19
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	1,600	1,600	1.37
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.41%, 07/01/27[1]	500	500	0.43
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	325	0.28
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	392	0.33
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	377	0.32
4.00%, 10/01/18	300	326	0.28
Rancho Santiago Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 09/01/19	1,000	1,131	0.97
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	266	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	120	0.10
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	281	0.24
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	108	0.09
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	259	0.22
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	288	0.25
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	283	0.24
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	562	0.48
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	448	0.38
5.00%, 08/01/18	1,000	1,183	1.01
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	280	0.24
5.00%, 07/01/17	650	742	0.63
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	517	0.44
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	586	0.50
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	978	0.84
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	$175	$196	0.17%
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	325	0.28
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	517	0.44
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	223	0.19
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	518	0.44
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	582	0.50
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/13	400	405	0.35
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	586	0.50
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	109	0.09
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	313	0.27
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	338	0.29
4.00%, 08/01/19	475	539	0.46
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	845	0.72
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	542	0.46
5.00%, 03/01/18	750	872	0.75
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.89%, 11/01/14[1]	1,000	1,003	0.86
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	240	0.21
5.00%, 07/01/16	200	224	0.19
5.00%, 07/01/17	750	862	0.74
5.00%, 07/01/18	200	233	0.20
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	164	0.14
5.00%, 07/01/17	775	890	0.76
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	522	0.45
5.00%, 07/01/16	500	561	0.48
5.00%, 07/01/18	350	409	0.35
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	792	0.68
5.00%, 07/01/19	600	705	0.60
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	351	0.30
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	600	628	0.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	261	0.22
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	522	0.45
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	$1,000	$1,163	0.99%
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	538	0.46
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	271	0.23
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	558	0.48
5.00%, 09/01/19	700	827	0.71
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	561	0.48
5.00%, 06/01/15	200	216	0.18
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.81%, 05/01/17[1]	400	402	0.34
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	209	0.18
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	643	0.55
5.50%, 04/01/19	2,050	2,464	2.11
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	614	0.53
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	719	0.61
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	523	0.45
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	106	0.09
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	337	0.29
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	393	0.34
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	224	0.19
_______________________
		87,209	74.59
_______________________
Colorado - 0.29%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	342	0.29
_______________________
		342	0.29
_______________________
Florida - 1.27%
Citizens Prop. Insurance Corp., Cash Flow Mgmt., Misc. Rev. Bonds, 5.00%, 06/01/15	100	108	0.09
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.71%, 06/01/14[1]	700	706	0.61
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	666	0.57
_______________________
		1,480	1.27
_______________________
Guam - 0.29%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	338	0.29
_______________________
		338	0.29
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois - 0.49%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	$500	$575	0.49%
_______________________
		575	0.49
_______________________
Louisiana - 0.19%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	215	229	0.19
_______________________
		229	0.19
_______________________
Mississippi - 0.44%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	480	511	0.44
_______________________
		511	0.44
_______________________
Total bonds & notes (cost: $89,894,301)		90,684	77.56
_______________________
Short-term securities - 22.39%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.04%, 09/01/38[1]	1,720	1,720	1.47
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.04%, 11/01/35[1]	3,100	3,100	2.65
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.04%, 11/01/26	2,900	2,900	2.48
0.06%, 11/01/26	1,700	1,700	1.45
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.02%, 08/15/36[1]	3,900	3,900	3.34
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.05%, 08/15/27[1]	800	800	0.68
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, 09/02/29[1]	368	368	0.32
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.05%, 09/02/29[1]	2,100	2,100	1.80
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.04%, 09/01/51[1]	1,700	1,700	1.45
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.05%, 07/01/35[1]	3,000	3,000	2.57
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	1,100	1,100	0.94
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.03%, 07/01/35[1]	1,000	1,000	0.86
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.03%, 07/01/23[1]	2,785	2,785	2.38
_______________________
Total Short-term securities (cost: $26,173,000)		26,173	22.39
_______________________
Total investment securities (cost: $116,067,301)		116,857	99.95
Other assets less liabilities		55	0.05
_______________________
Net assets		$116,912	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group Core Bond Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.12%
U.S. government & government agency bonds & notes - 41.22%
Fannie Mae:
2.75%, 03/13/14	$2,000	$2,033	0.68%
0.50%, 03/28/16	2,905	2,897	0.96
0.375%, 07/05/16	1,000	991	0.33
1.25%, 09/28/16	1,000	1,017	0.34
1.25%, 01/30/17	1,445	1,462	0.49
1.00%, 11/15/17	4,645	4,576	1.52
0.875%, 05/21/18	500	486	0.16
Federal Home Loan Banks, 1.00%, 06/21/17	600	598	0.20
Freddie Mac:
0.375%, 10/30/13	500	500	0.17
5.00%, 07/15/14	1,000	1,046	0.35
0.75%, 11/25/14	1,700	1,713	0.57
0.50%, 08/28/15	2,500	2,505	0.83
4.75%, 01/19/16	2,000	2,209	0.74
2.50%, 05/27/16	1,000	1,052	0.35
1.00%, 06/29/17	500	498	0.17
4.875%, 06/13/18	500	578	0.19
1.375%, 05/01/20	2,910	2,756	0.92
U.S. Treasury Bonds, 7.625%, 02/15/25	1,000	1,485	0.49
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,261	1,278	0.43
0.125%, 04/15/16	6,168	6,366	2.12
2.375%, 01/15/17	381	425	0.14
0.125%, 04/15/18	504	521	0.17
0.50%, 07/15/23	1,501	1,501	0.50
2.00%, 01/15/26	587	681	0.23
U.S. Treasury Notes:
2.375%, 09/30/14	7,500	7,692	2.56
4.00%, 02/15/15	3,355	3,549	1.18
1.25%, 09/30/15	500	510	0.17
4.50%, 02/15/16	500	551	0.18
2.625%, 02/29/16	6,075	6,411	2.14
0.375%, 03/15/16	10,020	9,991	3.33
1.50%, 06/30/16	3,750	3,849	1.28
1.50%, 07/31/16	4,400	4,515	1.50
1.00%, 09/30/16	1,000	1,010	0.34
4.625%, 02/15/17	4,000	4,528	1.51
1.00%, 03/31/17	1,000	1,004	0.33
0.875%, 04/30/17	1,000	998	0.33
4.50%, 05/15/17	11,020	12,478	4.15
8.75%, 05/15/17	490	633	0.21
0.75%, 06/30/17	250	248	0.08
1.875%, 08/31/17	5,450	5,628	1.87
0.75%, 03/31/18	500	488	0.16
3.875%, 05/15/18	1,000	1,120	0.37
1.00%, 05/31/18	1,000	985	0.33
2.375%, 05/31/18	5,380	5,646	1.88
1.375%, 06/30/18	500	500	0.17
4.00%, 08/15/18	4,000	4,517	1.50
1.00%, 09/30/19	500	478	0.16
1.375%, 05/31/20	1,000	962	0.32
3.125%, 05/15/21	2,000	2,138	0.71
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
1.625%, 11/15/22	$1,500	$1,390	0.46%
2.00%, 02/15/23	2,000	1,909	0.64
1.75%, 05/15/23	1,000	929	0.31
_______________________
Total U.S. government & government agency bonds & notes		123,831	41.22
_______________________
Mortgage-backed obligations - 20.56%
Federal agency mortgage-backed obligations - 14.83%
Fannie Mae:
4.50%, 07/01/19	131	139	0.05
4.50%, 03/01/20	594	632	0.21
2.717%, 02/25/22	500	489	0.16
3.50%, 10/01/25	5,859	6,155	2.05
2.50%, 11/01/27	1,727	1,730	0.57
2.50%, 12/01/27	557	558	0.18
2.50%, 08/01/28 TBA	2,725	2,724	0.91
3.50%, 08/01/28 TBA	8,100	8,494	2.83
5.50%, 04/25/37	122	137	0.05
5.50%, 09/01/38	1,677	1,826	0.61
5.00%, 06/01/41	1,486	1,614	0.54
5.00%, 08/01/41	428	465	0.15
3.158%, 09/01/41[1]	294	304	0.10
3.50%, 07/01/42	4,536	4,602	1.53
3.50%, 08/01/43 TBA	3,550	3,581	1.19
4.00%, 08/01/43 TBA	5,375	5,589	1.86
6.00%, 08/01/43 TBA	500	547	0.18
Freddie Mac:
1.873%, 01/25/18	434	442	0.15
2.699%, 05/25/18	790	818	0.27
2.303%, 09/25/18	2,350	2,380	0.79
3.974%, 01/25/21[1]	524	563	0.19
2.373%, 05/25/22	500	470	0.16
6.00%, 02/15/37	86	96	0.03
Ginnie Mae, 4.50%, 01/20/40	184	198	0.07
_______________________
		44,553	14.83
_______________________
Commercial mortgage-backed securities - 5.73%
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	761	789	0.26
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,434	1,578	0.53
5.695%, 09/15/40[1]	720	807	0.27
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,608	1,706	0.57
Fannie Mae Aces, 1.4513%, 02/25/18	1,103	1,091	0.36
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	389	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	316	319	0.11
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	532	0.18
5.44%, 05/15/45	650	721	0.24
5.372%, 05/15/47	660	702	0.23
5.711%, 02/12/49[1]	650	732	0.24
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	$500	$529	0.18%
LB-UBS Commercial Mortgage Trust, 6.215%, 09/15/45[1]	500	572	0.19
Merrill Lynch Mortgage Trust, 5.849%, 06/12/50[1]	730	827	0.28
ML-CFC Commercial Mortgage Trust, 5.896%, 08/12/49[1]	550	625	0.21
Morgan Stanley Capital I, 5.206%, 11/14/42[1]	350	374	0.13
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	1,075	1,147	0.38
5.342%, 12/15/43	1,650	1,842	0.61
5.466%, 01/15/45[1]	510	553	0.18
5.591%, 04/15/47[1]	510	551	0.18
5.748%, 06/15/49[1]	725	817	0.27
_______________________
		17,203	5.73
_______________________
Total mortgage-backed obligations		61,756	20.56
_______________________
Corporate bonds & notes - 27.47%
Banks - 3.16%
Bank of America Corp.:
5.00%, 05/13/21	250	269	0.09
3.30%, 01/11/23	610	576	0.19
BB&T Corp., 2.05%, 06/19/18	670	668	0.22
BNP Paribas SA, 3.022%, 12/20/14[1]	430	444	0.15
Citigroup, Inc.:
4.75%, 05/19/15	250	265	0.09
4.587%, 12/15/15	350	375	0.13
1.70%, 07/25/16	575	576	0.19
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	125	0.04
1.625%, 05/15/18	725	702	0.23
4.625%, 05/10/21	125	134	0.05
3.20%, 01/25/23	125	119	0.04
Morgan Stanley, 2.125%, 04/25/18	1,030	999	0.33
Northern Trust Corp., 4.625%, 05/01/14	300	309	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	482	0.16
The Goldman Sachs Group, Inc.:
2.90%, 07/19/18	510	512	0.17
3.625%, 01/22/23	350	336	0.11
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,067	0.36
UBS AG/Stamford CT:
3.875%, 01/15/15	275	287	0.10
4.875%, 08/04/20	250	277	0.09
Wells Fargo & Co., 0.463%, 10/28/15[1]	815	813	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	155	0.05
_______________________
		9,490	3.16
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Oil & gas - 2.70%
Anadarko Petroleum Corp., 6.375%, 09/15/17	$750	$876	0.29%
Apache Corp., 2.625%, 01/15/23	585	544	0.18
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	303	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	312	0.10
Chevron Corp.:
0.889%, 06/24/16	500	502	0.17
1.718%, 06/24/18	1,100	1,097	0.37
Devon Energy Corp., 3.25%, 05/15/22	725	700	0.23
Husky Energy, Inc., 7.25%, 12/15/19	250	310	0.10
Petrobras Global Finance BV, 3.00%, 01/15/19	720	671	0.22
Petroleos Mexicanos, Series 144A, 3.50%, 07/18/18[2]	125	128	0.04
Phillips 66, 4.30%, 04/01/22	290	299	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	358	0.12
Statoil ASA:
3.125%, 08/17/17	300	319	0.11
2.45%, 01/17/23	540	502	0.17
Total Capital Canada Ltd.:
1.625%, 01/28/14	350	352	0.12
2.75%, 07/15/23	115	108	0.04
Total Capital International SA:
2.875%, 02/17/22	230	223	0.07
2.70%, 01/25/23	540	507	0.17
_______________________
		8,111	2.70
_______________________
Pharmaceuticals - 2.34%
AbbVie, Inc., Series 144A, 2.90%, 11/06/22[2]	925	882	0.29
Cardinal Health, Inc., 3.20%, 03/15/23	775	732	0.24
Express Scripts Holding Co., 2.65%, 02/15/17	250	257	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	241	0.08
2.85%, 05/08/22	250	243	0.08
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.01
3.25%, 03/01/16	795	840	0.28
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	509	0.17
Merck & Co., Inc.:
1.10%, 01/31/18	250	243	0.08
2.80%, 05/18/23	250	239	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	584	0.19
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	347	0.12
Pfizer, Inc.:
0.574%, 06/15/18[1]	500	501	0.17
6.20%, 03/15/19	300	364	0.12
Sanofi-Aventis SA, 0.585%, 03/28/14[1]	500	501	0.17
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	75	72	0.02
_______________________
		7,042	2.34
_______________________
Electric - 2.30%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	261	0.09
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Electric—continued
Consumers Energy Co., 5.65%, 09/15/18	$375	$441	0.15%
Entergy Louisiana LLC, 1.875%, 12/15/14	350	355	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	351	0.12
Northern States Power Co., 2.60%, 05/15/23	500	476	0.16
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	280	0.09
Pacificorp, 5.65%, 07/15/18	755	885	0.29
Progress Energy, Inc., 7.05%, 03/15/19	930	1,134	0.38
PSEG Power LLC, 2.75%, 09/15/16	250	259	0.08
Public Service Co. of Colorado, 3.20%, 11/15/20	300	308	0.10
Tampa Electric Co., 2.60%, 09/15/22	350	332	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	350	381	0.13
4.00%, 03/15/16	390	416	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	722	0.24
2.95%, 01/15/22	300	300	0.10
_______________________
		6,901	2.30
_______________________
REITS - 1.78%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	288	0.10
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	110	0.04
ERP Operating LP:
5.25%, 09/15/14	300	315	0.11
4.625%, 12/15/21	350	374	0.12
3.00%, 04/15/23	265	247	0.08
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,151	0.38
Mack-Cali Realty LP, 2.50%, 12/15/17	500	494	0.16
Prologis LP, 6.875%, 03/15/20	350	416	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	313	0.10
5.25%, 12/01/16	385	432	0.14
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	679	0.23
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	530	0.18
_______________________
		5,349	1.78
_______________________
Media - 1.56%
CBS Corp., 1.95%, 07/01/17	200	200	0.07
Comcast Corp.:
5.85%, 11/15/15	300	334	0.11
5.70%, 05/15/18	300	351	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	400	0.13
News America, Inc.:
5.30%, 12/15/14	785	833	0.28
4.50%, 02/15/21	350	376	0.12
The Walt Disney Co.:
4.50%, 12/15/13	630	639	0.21
5.50%, 03/15/19	300	350	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	866	0.29
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Media—continued
Time Warner, Inc., 5.875%, 11/15/16	$300	$343	0.11%
_______________________
		4,692	1.56
_______________________
Beverages - 1.38%
Anheuser-Busch InBev Worldwide, Inc.:
0.628%, 07/14/14[1]	585	587	0.20
4.125%, 01/15/15	300	315	0.10
1.375%, 07/15/17	420	417	0.14
Pepsi Co., Inc., 0.875%, 10/25/13	500	501	0.17
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	820	0.27
SABMiller Holdings, Inc., Series 144A:[2]
2.45%, 01/15/17	245	251	0.08
3.75%, 01/15/22	500	511	0.17
The Coca-Cola Co.:
3.625%, 03/15/14	375	382	0.13
1.50%, 11/15/15	350	358	0.12
_______________________
		4,142	1.38
_______________________
Pipelines - 0.97%
Enbridge, Inc., 5.60%, 04/01/17	790	884	0.30
Enterprise Products Operating LLC:
6.30%, 09/15/17	420	492	0.16
3.35%, 03/15/23	350	338	0.11
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	690	0.23
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	199	0.07
Williams Partners LP, 3.80%, 02/15/15	300	313	0.10
_______________________
		2,916	0.97
_______________________
Telecommunications - 0.96%
AT&T, Inc.:
0.90%, 02/12/16	630	628	0.21
2.40%, 08/15/16	200	207	0.07
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 02/01/14	490	501	0.17
Cisco Systems, Inc., 0.523%, 03/14/14[1]	200	200	0.06
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	507	0.17
France Telecom SA, 4.375%, 07/08/14	300	310	0.10
Verizon Communications, Inc., 1.25%, 11/03/14	200	202	0.07
Vodafone Group PLC, 5.00%, 09/15/15	300	325	0.11
_______________________
		2,880	0.96
_______________________
Healthcare-services - 0.83%
Aetna, Inc.:
1.50%, 11/15/17	350	342	0.11
2.75%, 11/15/22	655	609	0.20
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	144	0.05
Humana, Inc., 3.15%, 12/01/22	300	280	0.09
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	246	0.08
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Healthcare-services—continued
2.75%, 02/15/23	$285	$268	0.09%
WellPoint, Inc.:
2.30%, 07/15/18	285	285	0.10
4.35%, 08/15/20	300	320	0.11
_______________________
		2,494	0.83
_______________________
Transportation - 0.77%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	618	0.21
3.60%, 09/01/20	300	312	0.10
Canadian National Railway Co.:
4.95%, 01/15/14	690	704	0.23
5.55%, 05/15/18	50	58	0.02
2.85%, 12/15/21	200	197	0.07
Union Pacific Corp., 2.75%, 04/15/23	450	425	0.14
_______________________
		2,314	0.77
_______________________
Insurance - 0.77%
Berkshire Hathaway, Inc., 0.80%, 02/11/16	720	721	0.24
Liberty Mutual Group, Inc., Series 144A, 4.25%, 06/15/23[2]	500	492	0.16
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,094	0.37
_______________________
		2,307	0.77
_______________________
Diversified financial services - 0.76%
American Express Co., 0.8631%, 05/22/18[1]	500	500	0.17
General Electric Capital Corp.:
2.30%, 04/27/17	250	254	0.08
3.10%, 01/09/23	635	599	0.20
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	738	0.25
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	196	0.06
_______________________
		2,287	0.76
_______________________
Miscellaneous manufacturing - 0.75%
Danaher Corp., 2.30%, 06/23/16	200	207	0.07
General Electric Co.:
5.25%, 12/06/17	620	708	0.24
2.70%, 10/09/22	1,080	1,031	0.34
Honeywell International, Inc., 3.875%, 02/15/14	300	305	0.10
_______________________
		2,251	0.75
_______________________
Mining - 0.64%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	512	0.17
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	385	341	0.11
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	309	0.10
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	510	499	0.17
Teck Resources Ltd., 3.15%, 01/15/17	260	265	0.09
_______________________
		1,926	0.64
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Chemicals - 0.63%
Ecolab, Inc.:
2.375%, 12/08/14	$730	$744	0.25%
3.00%, 12/08/16	180	189	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	330	0.11
The Dow Chemical Co., 4.125%, 11/15/21	617	639	0.21
_______________________
		1,902	0.63
_______________________
Food - 0.62%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	348	0.11
General Mills, Inc., 0.6241%, 05/16/14[1]	500	501	0.17
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	502	0.17
Kraft Foods, Inc., 5.375%, 02/10/20	445	503	0.17
_______________________
		1,854	0.62
_______________________
Retail - 0.48%
Dollar General Corp., 3.25%, 04/15/23	300	281	0.09
Home Depot, Inc., 4.40%, 04/01/21	350	387	0.13
Target Corp., 6.00%, 01/15/18	350	412	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	354	0.12
_______________________
		1,434	0.48
_______________________
Healthcare-products - 0.45%
Baxter International, Inc.:
1.85%, 06/15/18	650	650	0.22
3.20%, 06/15/23	400	393	0.13
Johnson & Johnson, 0.3651%, 05/15/14[1]	300	300	0.10
_______________________
		1,343	0.45
_______________________
Biotechnology - 0.43%
Amgen, Inc.:
1.875%, 11/15/14	250	254	0.09
3.625%, 05/15/22	250	249	0.08
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	102	0.03
3.05%, 12/01/16	80	85	0.03
4.40%, 12/01/21	550	590	0.20
_______________________
		1,280	0.43
_______________________
Auto Manufacturers - 0.40%
Daimler Finance North America LLC, Series 144A:[2]
1.95%, 03/28/14	300	302	0.10
0.00%, 08/01/18[1]	350	351	0.12
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	251	0.08
Volkswagen International Finance NV, Series 144A, 0.884%, 04/01/14[1,2]	300	301	0.10
_______________________
		1,205	0.40
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Distribution/Wholesale - 0.39%
Glencore Funding LLC, Series 144A, 1.628%, 01/15/19[1,2]	$1,250	$1,174	0.39%
_______________________
		1,174	0.39
_______________________
Software - 0.39%
Microsoft Corp., 2.375%, 05/01/23	450	415	0.14
Oracle Corp.:
1.20%, 10/15/17	250	245	0.08
2.375%, 01/15/19	500	504	0.17
_______________________
		1,164	0.39
_______________________
Aerospace/Defense - 0.30%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	277	0.09
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	16	0.01
The Boeing Co., 0.95%, 05/15/18	350	335	0.11
United Technologies Corp., 3.10%, 06/01/22	270	269	0.09
_______________________
		903	0.30
_______________________
Agriculture - 0.29%
Altria Group, Inc.:
2.85%, 08/09/22	250	231	0.08
2.95%, 05/02/23	700	651	0.21
_______________________
		882	0.29
_______________________
Cosmetics/Personal Care - 0.27%
The Procter & Gamble Co., 1.80%, 11/15/15	790	810	0.27
_______________________
		810	0.27
_______________________
Computers - 0.26%
Apple, Inc., 2.40%, 05/03/23	400	368	0.12
International Business Machines Corp., 5.70%, 09/14/17	350	406	0.14
_______________________
		774	0.26
_______________________
Environmental Control - 0.23%
Republic Services, Inc., 5.00%, 03/01/20	350	383	0.13
Waste Management, Inc., 4.60%, 03/01/21	300	321	0.10
_______________________
		704	0.23
_______________________
Engineering&Construction - 0.15%
Odebrecht Offshore Drilling Finance Ltd., Series 144A, 6.75%, 10/01/22[2]	455	455	0.15
_______________________
		455	0.15
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	$350	$343	0.12%
_______________________
		343	0.12
_______________________
Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	303	0.10
_______________________
		303	0.10
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	258	0.09
_______________________
		258	0.09
_______________________
Internet - 0.08%
Google, Inc., 1.25%, 05/19/14	250	252	0.08
_______________________
		252	0.08
_______________________
Advertising - 0.08%
Omnicom Group, Inc., 3.625%, 05/01/22	250	247	0.08
_______________________
		247	0.08
_______________________
Iron/Steel - 0.02%
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	75	69	0.02
_______________________
		69	0.02
_______________________
Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	62	0.02
_______________________
		62	0.02
_______________________
Total corporate bonds & notes		82,520	27.47
_______________________
Municipals - 2.94%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	671	0.22
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	989	0.33
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	50	49	0.02
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	45	0.02
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	2,811	0.94
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,343	0.78
1.758%, 12/15/18	350	334	0.11
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	751	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	314	0.10
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	516	0.17
_______________________
Total municipals		8,823	2.94
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	$160	$164	0.05%
_______________________
Total government & government agency bonds & notes outside the U.S.		164	0.05
_______________________
Asset-backed obligations - 0.88%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	62	65	0.02
Avis Budget Rental Car Funding AESOP LLC, Series 144A, 1.92%, 09/20/19[2]	1,000	980	0.33
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,587	0.53
_______________________
Total asset-backed obligations		2,632	0.88
_______________________
Total bonds & notes (cost: $277,893,031)		279,726	93.12
_______________________
Short-term securities - 12.95%
Federal Home Loan Bank:[3]
0.05%, 10/18/13	$2,000	2,000	0.67
0.05%, 08/09/13	3,400	3,400	1.13
0.05%, 08/02/13	1,200	1,200	0.40
General Electric Co., 0.01%, 08/01/13[3]	4,900	4,900	1.63
Medtronic, Inc., 0.07%, 08/06/13[3]	5,000	5,000	1.66
National Rural Utilities Cooperative Finance Corp., 0.10%, 08/22/13[3]	4,100	4,099	1.36
Paccar Financial Corp., 0.08%, 08/12/13[3]	2,900	2,900	0.97
Private Export Funding Corp., 0.10%, 10/16/13[3]	6,300	6,298	2.10
United Technologies Corp., 0.05%, 08/27/13[3]	5,400	5,400	1.80
Wal-Mart Stores, Inc., 0.06%, 08/07/13[3]	3,700	3,700	1.23
_______________________
Total Short-term securities (cost: $38,897,823)		38,897	12.95
_______________________
Total investment securities (cost: $316,790,854)		318,623	106.07
Other assets less liabilities		(18,228)	(6.07)
_______________________
Net assets		$300,395	100.00%
_______________________
_______________________

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2013.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $14,092,132, representing 4.69% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements

Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Group Global Equity Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.47%
Financials - 15.98%
HSBC Holdings PLC	455,534	$5,182	1.41%
The Goldman Sachs Group, Inc.	31,200	5,118	1.39
AIA Group Ltd.	1,006,800	4,771	1.30
Standard Chartered PLC	196,578	4,559	1.24
DBS Group Holdings Ltd.	331,475	4,356	1.18
Sampo OYJ, Class A	98,718	4,329	1.18
CME Group, Inc.	56,800	4,202	1.14
BlackRock, Inc.	11,100	3,130	0.85
BNP Paribas	47,841	3,095	0.84
JPMorgan Chase & Co.	52,100	2,904	0.79
American Tower Corp.	37,200	2,633	0.71
Marsh & McLennan Cos., Inc.	55,800	2,336	0.63
Sumitomo Mitsui Financial Group, Inc.	40,000	1,832	0.50
Bank of China Ltd., Class H	3,781,000	1,580	0.43
Swire Properties Ltd.	474,800	1,396	0.38
Sumitomo Mitsui Trust Holdings, Inc.	294,000	1,357	0.37
The Progressive Corp.	48,500	1,261	0.34
Barclays PLC	231,700	1,015	0.28
The Charles Schwab Corp.	44,000	972	0.26
Aon PLC	11,100	749	0.20
Ace Ltd.	7,600	694	0.19
ICICI Bank Ltd. (ADR)	19,000	623	0.17
BOC Hong Kong Holdings Ltd.	171,500	538	0.15
Sun Hung Kai Properties Ltd.	13,000	174	0.05
_______________________
		58,806	15.98
_______________________
Information Technology - 15.20%
Google, Inc., Class A1	7,935	7,043	1.91
Keyence Corp.	14,500	4,739	1.29
Verisign, Inc.[1]	80,000	3,827	1.04
ASML Holding NV	38,301	3,445	0.94
Apple, Inc.	7,100	3,213	0.87
Gemalto NV	27,287	2,853	0.78
Oracle Corp.	87,300	2,824	0.77
Texas Instruments, Inc.	69,100	2,709	0.74
Jabil Circuit, Inc.	106,900	2,458	0.67
Jack Henry & Associates, Inc.	48,200	2,328	0.63
Broadcom Corp., Class A	81,800	2,255	0.61
Trend Micro, Inc.	63,200	2,104	0.57
Samsung Electronics Co. Ltd. (GDR)	5,198	1,891	0.51
Visa, Inc., Class A	10,600	1,876	0.51
Hamamatsu Photonics K.K.	53,000	1,843	0.50
Genpact Ltd.	81,600	1,664	0.45
QUALCOMM, Inc.	24,000	1,549	0.42
Microsoft Corp.	42,700	1,359	0.37
TE Connectivity Ltd.	23,800	1,215	0.33
Murata Manufacturing Co. Ltd.	17,100	1,177	0.32
Hitachi Ltd.	161,000	1,082	0.29
SAP AG	13,927	1,024	0.28
Accenture PLC, Class A	10,500	775	0.21
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
KLA-Tencor Corp.	11,800	$692	0.19%
_______________________
		55,945	15.20
_______________________
Health Care - 14.14%
Gilead Sciences, Inc.[1]	194,400	11,946	3.25
Seattle Genetics, Inc.[1]	171,900	6,965	1.89
Bristol-Myers Squibb Co.	132,700	5,738	1.56
Express Scripts Holding Co.[1]	72,100	4,726	1.28
Bayer AG	37,550	4,364	1.18
Novo Nordisk A/S, Class B	17,346	2,934	0.80
Cerner Corp.[1]	54,200	2,656	0.72
Novartis AG	35,227	2,535	0.69
Roche Holding AG	7,375	1,817	0.49
Essilor International SA	16,200	1,813	0.49
Allergan, Inc.	17,700	1,613	0.44
Ironwood Pharmaceuticals, Inc.[1]	110,300	1,350	0.37
UnitedHealth Group, Inc.	18,400	1,340	0.36
Sysmex Corp.	18,300	1,183	0.32
AbbVie, Inc.	17,500	796	0.22
DaVita, Inc.[1]	2,400	279	0.08
_______________________
		52,055	14.14
_______________________
Consumer Discretionary - 13.81%
Comcast Corp., Class A	118,300	5,333	1.45
The Home Depot, Inc.	57,500	4,544	1.24
Compagnie Financiere Richemont SA, Class A	43,212	4,230	1.15
Tiffany & Co.	52,800	4,198	1.14
Newell Rubbermaid, Inc.	147,100	3,975	1.08
Coach, Inc.	61,700	3,278	0.89
Bayerische Motoren Werke AG	29,863	2,924	0.80
SES SA	90,142	2,650	0.72
Sirius XM Radio, Inc.	684,000	2,551	0.69
Scripps Networks Interactive, Inc., Class A	34,000	2,406	0.65
Signet Jewelers Ltd.	31,400	2,296	0.62
Target Corp.	30,400	2,166	0.59
Starbucks Corp.	26,300	1,874	0.51
Carnival Corp.	46,900	1,737	0.47
Whitbread PLC	26,800	1,317	0.36
Denso Corp.	19,400	884	0.24
Daimler AG	11,114	772	0.21
Inditex SA	5,479	730	0.20
NIKE, Inc., Class B	11,000	692	0.19
Nordstrom, Inc.	9,300	569	0.16
Wynn Macau Ltd.	197,600	558	0.15
The Walt Disney Co.	8,600	556	0.15
Royal Caribbean Cruises Ltd.	10,000	380	0.10
Genting Singapore PLC	180,000	188	0.05
The New York Times Co., Class A1	1,100	13	—
_______________________
		50,821	13.81
_______________________
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials - 12.70%
Eaton Corp. PLC	69,800	$4,813	1.31%
SMC Corp.	17,700	3,755	1.02
United Technologies Corp.	34,600	3,653	0.99
The Boeing Co.	31,600	3,321	0.90
FANUC Corp.	20,600	3,126	0.85
Nielsen Holdings NV	91,200	3,048	0.83
Schneider Electric SA	37,605	2,992	0.81
Danaher Corp.	39,800	2,680	0.73
Norfolk Southern Corp.	36,600	2,678	0.73
Caterpillar, Inc.	31,200	2,587	0.70
Cae, Inc.	218,400	2,488	0.68
Assa Abloy AB, Class B	52,458	2,323	0.63
B/E Aerospace, Inc.[1]	23,000	1,603	0.44
Iron Mountain, Inc.	53,255	1,480	0.40
Siemens AG	9,866	1,080	0.29
Republic Services, Inc.	29,800	1,010	0.27
Waste Connections, Inc.	22,300	965	0.26
Emerson Electric Co.	13,700	841	0.23
IDEX Corp.	14,100	841	0.23
Union Pacific Corp.	4,700	745	0.20
Illinois Tool Works, Inc.	3,700	266	0.07
3M Co.	1,600	188	0.05
FedEx Corp.	1,600	170	0.05
Meggitt PLC	11,600	97	0.03
_______________________
		46,750	12.70
_______________________
Consumer Staples - 8.16%
Nestle SA	59,178	4,009	1.09
Pernod-Ricard SA	32,600	3,882	1.05
Diageo PLC	100,200	3,131	0.85
Unilever PLC	75,200	3,053	0.83
Beam, Inc.	42,600	2,769	0.75
Danone SA	34,711	2,743	0.75
Coca-Cola Amatil Ltd.	159,605	1,843	0.50
The Procter & Gamble Co.	22,200	1,783	0.48
Ajinomoto Co., Inc.	105,000	1,467	0.40
Philip Morris International, Inc.	15,600	1,391	0.38
Imperial Tobacco Group PLC	40,027	1,343	0.37
L'Oreal SA	7,535	1,263	0.34
Reckitt Benckiser Group PLC	12,000	854	0.23
Nestle SA (ADR)	7,600	517	0.14
_______________________
		30,048	8.16
_______________________
Energy - 7.84%
Schlumberger Ltd.	64,700	5,262	1.43
Halliburton Co.	116,200	5,251	1.43
Noble Energy, Inc.	65,800	4,112	1.12
Cenovus Energy, Inc.	121,400	3,595	0.97
Chevron Corp.	18,550	2,335	0.63
Ensco PLC, Class A	39,600	2,271	0.62
Seadrill Ltd.	45,894	1,970	0.54
Kinder Morgan, Inc.	33,700	1,272	0.35
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
Royal Dutch Shell PLC (ADR)	17,900	$1,223	0.33%
Cobalt International Energy, Inc.[1]	27,300	788	0.21
BG Group PLC	43,200	780	0.21
_______________________
		28,859	7.84
_______________________
Materials - 6.09%
Syngenta AG	9,417	3,738	1.02
Air Liquide SA	25,219	3,348	0.91
Monsanto Co.	33,400	3,299	0.90
The Mosaic Co.	71,300	2,930	0.80
Air Products & Chemicals, Inc.	19,800	2,151	0.58
Allegheny Technologies, Inc.	46,900	1,293	0.35
Koninklijke DSM NV	18,219	1,280	0.35
BHP Billiton Ltd.	26,213	816	0.22
First Quantum Minerals Ltd.	50,593	813	0.22
The Dow Chemical Co.	22,500	788	0.21
Barrick Gold Corp.	35,500	588	0.16
Nucor Corp.	9,200	430	0.12
Ecolab, Inc.	4,500	415	0.11
Linde AG	1,435	276	0.07
Rio Tinto PLC	5,700	256	0.07
_______________________
		22,421	6.09
_______________________
Telecommunication Services - 1.79%
Singapore Telecommunications Ltd.	598,000	1,852	0.51
Softbank Corp.	74,100	4,722	1.28
_______________________
		6,574	1.79
_______________________
Utilities - 0.76%
National Grid PLC	156,900	1,877	0.51
Hong Kong & China Gas Co. Ltd.	355,858	912	0.25
_______________________
		2,789	0.76
_______________________
Total Common Stocks (cost: $298,466,298)		355,068	96.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.24%
Emerson Electric Co., 0.07%, 08/29/13[2]	$1,250	1,250	0.34
Federal Farm Credit Bank, 0.10%, 12/18/13[2]	1,900	1,899	0.52
Gotham Funding Corp., 0.15%, 08/21/13[2]	4,400	4,400	1.19
Mizuho Funding LLC, 0.17%, 09/19/13[2]	4,400	4,399	1.19
_______________________
Total Short-term securities (cost: $11,947,813)		11,948	3.24
_______________________
Total investment securities (cost: $310,414,111)		367,016	99.71
Other assets less liabilities		1,053	0.29
_______________________
Net assets		$368,069	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 89.45%
Financials - 17.81%
AIA Group Ltd.	4,055,200	$19,216	2.58%
HSBC Holdings PLC	1,638,284	18,637	2.51
Sampo OYJ, Class A	350,391	15,364	2.07
DBS Group Holdings Ltd.	1,121,582	14,738	1.98
Standard Chartered PLC	595,683	13,815	1.86
BNP Paribas	140,529	9,092	1.22
Sumitomo Mitsui Trust Holdings, Inc.	1,539,000	7,105	0.96
Sumitomo Mitsui Financial Group, Inc.	127,400	5,836	0.78
Swire Properties Ltd.	1,699,800	4,997	0.67
Lloyds Banking Group PLC[1]	4,672,900	4,867	0.65
Banco Bradesco SA (ADR)	359,240	4,390	0.59
Svenska Handelsbanken AB, A Shares	81,768	3,713	0.50
Barclays PLC	779,000	3,412	0.46
Bank of China Ltd., Class H	7,760,000	3,242	0.44
Prudential PLC	161,500	2,867	0.39
ICICI Bank Ltd. (ADR)	33,100	1,085	0.15
_______________________
		132,376	17.81
_______________________
Information Technology - 13.32%
Keyence Corp.	46,400	15,165	2.04
ASML Holding NV	159,081	14,306	1.92
Gemalto NV	121,647	12,720	1.71
Murata Manufacturing Co. Ltd.	170,000	11,702	1.57
Hitachi Ltd.	1,653,000	11,109	1.49
Hamamatsu Photonics K.K.	315,500	10,972	1.48
Trend Micro, Inc.	311,500	10,372	1.40
Samsung Electronics Co. Ltd. (GDR)	25,083	9,123	1.23
SAP AG	48,358	3,557	0.48
_______________________
		99,026	13.32
_______________________
Consumer Staples - 12.34%
Pernod-Ricard SA	126,368	15,046	2.03
Nestle SA	220,444	14,935	2.01
Diageo PLC	388,100	12,127	1.63
Danone SA	135,468	10,705	1.44
Unilever PLC	255,000	10,354	1.39
L'Oreal SA	50,329	8,433	1.14
Coca-Cola Amatil Ltd.	693,945	8,015	1.08
Ajinomoto Co., Inc.	314,000	4,387	0.59
Imperial Tobacco Group PLC	109,338	3,669	0.49
Reckitt Benckiser Group PLC	48,100	3,424	0.46
Nestle SA (ADR)	8,700	592	0.08
_______________________
		91,687	12.34
_______________________
Industrials - 10.94%
Assa Abloy AB, Class B	463,956	20,542	2.76
SMC Corp.	65,600	13,916	1.87
FANUC Corp.	77,600	11,777	1.59
Schneider Electric SA	144,363	11,487	1.55
Cae, Inc.	763,500	8,697	1.17
Meggitt PLC	683,000	5,689	0.77
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials—continued
Marubeni Corp.	555,000	$3,866	0.52%
Andritz AG	55,197	2,978	0.40
Kawasaki Heavy Industries Ltd.	636,000	2,332	0.31
_______________________
		81,284	10.94
_______________________
Consumer Discretionary - 10.48%
Compagnie Financiere Richemont SA, Class A	186,408	18,249	2.46
SES SA	519,702	15,280	2.06
Bayerische Motoren Werke AG	101,775	9,964	1.34
Inditex SA	52,400	6,985	0.94
Wynn Macau Ltd.	2,375,200	6,707	0.90
LVMH Moet Hennessy Louis Vuitton SA	30,024	5,458	0.73
Denso Corp.	91,000	4,145	0.56
Whitbread PLC	80,700	3,965	0.53
Wolters Kluwer NV	155,870	3,763	0.51
Daimler AG	20,391	1,417	0.19
Hennes & Mauritz AB, Class B	35,884	1,337	0.18
Marks & Spencer Group PLC	83,200	609	0.08
_______________________
		77,879	10.48
_______________________
Health Care - 9.12%
Roche Holding AG	61,570	15,169	2.04
Bayer AG	121,524	14,122	1.90
Novartis AG	181,104	13,033	1.75
Novo Nordisk A/S, Class B	76,303	12,907	1.74
Essilor International SA	68,220	7,633	1.03
Sysmex Corp.	74,700	4,829	0.65
Novartis AG (ADR)	1,300	93	0.01
_______________________
		67,786	9.12
_______________________
Materials - 6.21%
Syngenta AG	38,346	15,219	2.05
Koninklijke DSM NV	150,464	10,569	1.42
Air Liquide SA	62,430	8,287	1.11
First Quantum Minerals Ltd.	312,683	5,023	0.67
BHP Billiton Ltd.	75,798	2,360	0.32
Amcor Ltd.	223,615	2,138	0.29
Rio Tinto PLC	34,700	1,560	0.21
Linde AG	5,337	1,028	0.14
_______________________
		46,184	6.21
_______________________
Energy - 3.83%
Seadrill Ltd.	291,668	12,517	1.69
Cenovus Energy, Inc.	299,000	8,856	1.19
BG Group PLC	221,800	4,003	0.54
Royal Dutch Shell PLC (ADR)	45,000	3,076	0.41
_______________________
		28,452	3.83
_______________________
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Telecommunication Services - 3.66%
Softbank Corp.	302,300	$19,266	2.59%
Swisscom AG	7,627	3,408	0.46
Singapore Telecommunications Ltd.	1,461,000	4,531	0.61
_______________________
		27,205	3.66
_______________________
Utilities - 1.74%
National Grid PLC	665,900	7,967	1.07
Hong Kong & China Gas Co. Ltd.	1,933,362	4,951	0.67
_______________________
		12,918	1.74
_______________________
Total Common Stocks (cost: $601,641,383)		664,797	89.45
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 8.58%
Abbot Laboratories, 0.08%, 09/26/13[2]	$9,200	9,199	1.24
Emerson Electric Co., 0.05%, 09/12/13[2]	4,400	4,400	0.59
Federal Home Loan Bank, 0.045%, 10/23/13[2]	5,600	5,599	0.75
General Electric Co., 0.01%, 08/01/13[2]	14,800	14,800	1.99
John Deere Credit Ltd.:[2]
0.08%, 08/28/13	9,100	9,099	1.22
0.08%, 08/22/13	5,400	5,400	0.73
Jupiter Securitization Co. LLC, 0.21%, 11/22/13[2]	8,900	8,895	1.20
Paccar Financial Corp., 0.08%, 08/06/13[2]	6,400	6,400	0.86
_______________________
Total Short-term securities (cost: $63,791,282)		63,792	8.58
_______________________
Total investment securities (cost: $665,432,665)		728,589	98.03
Other assets less liabilities		14,634	1.97
_______________________
Net assets		$743,223	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group U.S. Equity Fund

Schedule of Investments

at July 31, 2013 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.89%
Consumer Discretionary - 17.47%
Comcast Corp., Class A	91,600	$4,129	2.66%
The Home Depot, Inc.	44,000	3,477	2.24
Tiffany & Co.	37,000	2,942	1.90
Newell Rubbermaid, Inc.	103,600	2,799	1.81
Coach, Inc.	44,200	2,348	1.51
Carnival Corp.	46,900	1,737	1.12
Target Corp.	22,800	1,625	1.05
Scripps Networks Interactive, Inc., Class A	21,200	1,500	0.97
Signet Jewelers Ltd.	18,500	1,353	0.87
Sirius XM Radio, Inc.	269,400	1,005	0.65
NIKE, Inc., Class B	15,400	969	0.63
Starbucks Corp.	8,300	591	0.38
Charter Communications, Inc.[1]	4,700	591	0.38
Daimler AG (ADR)	8,400	581	0.38
Darden Restaurants, Inc.	11,800	579	0.37
The Walt Disney Co.	8,500	550	0.35
Delphi Automotive PLC	5,700	306	0.20
_______________________
		27,082	17.47
_______________________
Industrials - 16.06%
Eaton Corp. PLC	46,700	3,220	2.08
United Technologies Corp.	26,600	2,808	1.81
Danaher Corp.	39,750	2,677	1.73
Norfolk Southern Corp.	35,400	2,590	1.67
The Boeing Co.	16,100	1,692	1.09
Nielsen Holdings NV	49,700	1,661	1.07
Iron Mountain, Inc.	58,439	1,624	1.05
Caterpillar, Inc.	19,000	1,575	1.02
B/E Aerospace, Inc.[1]	21,700	1,513	0.97
Waste Connections, Inc.	25,100	1,086	0.70
Cae, Inc.	93,200	1,060	0.68
Emerson Electric Co.	12,900	792	0.51
Siemens AG (ADR)	7,000	773	0.50
Republic Services, Inc.	21,900	742	0.48
Union Pacific Corp.	4,500	714	0.46
IDEX Corp.	6,300	376	0.24
_______________________
		24,903	16.06
_______________________
Health Care - 14.73%
Gilead Sciences, Inc.[1]	88,900	5,463	3.52
Bristol-Myers Squibb Co.	86,700	3,749	2.42
Express Scripts Holding Co.[1]	47,200	3,094	2.00
Seattle Genetics, Inc.[1]	68,100	2,760	1.78
Cerner Corp.[1]	30,600	1,499	0.97
Centene Corp.[1]	23,200	1,287	0.83
Ironwood Pharmaceuticals, Inc.[1]	85,500	1,047	0.67
Allergan, Inc.	10,600	966	0.62
UnitedHealth Group, Inc.	10,300	750	0.48
Novo Nordisk A/S (ADR)	4,400	743	0.48
AbbVie, Inc.	13,000	591	0.38
Pfizer, Inc.	17,900	523	0.34
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Health Care—continued
Agilent Technologies, Inc.	8,400	$376	0.24%
_______________________
		22,848	14.73
_______________________
Information Technology - 14.71%
Google, Inc., Class A1	3,125	2,774	1.79
Jack Henry & Associates, Inc.	52,100	2,517	1.62
Verisign, Inc.[1]	45,800	2,191	1.41
Texas Instruments, Inc.	54,500	2,136	1.38
Apple, Inc.	4,190	1,896	1.22
Jabil Circuit, Inc.	76,650	1,762	1.14
Oracle Corp.	54,400	1,760	1.13
Broadcom Corp., Class A	60,200	1,660	1.07
QUALCOMM, Inc.	22,200	1,433	0.92
Microsoft Corp.	35,900	1,143	0.74
Visa, Inc., Class A	5,300	938	0.61
Accenture PLC, Class A	12,225	902	0.58
TE Connectivity Ltd.	17,600	898	0.58
Genpact Ltd.	39,500	805	0.52
_______________________
		22,815	14.71
_______________________
Energy - 12.18%
Schlumberger Ltd.	39,500	3,213	2.07
Halliburton Co.	64,000	2,892	1.87
Cenovus Energy, Inc.	84,600	2,504	1.61
Noble Energy, Inc.	38,300	2,393	1.54
Chevron Corp.	17,500	2,203	1.42
Ensco PLC, Class A	27,300	1,565	1.01
Kinder Morgan, Inc.	24,800	936	0.60
Royal Dutch Shell PLC (ADR)	13,300	909	0.59
Conocophillips	12,100	785	0.51
EOG Resources, Inc.	5,200	757	0.49
Cobalt International Energy, Inc.[1]	25,200	727	0.47
_______________________
		18,884	12.18
_______________________
Financials - 11.33%
The Goldman Sachs Group, Inc.	16,700	2,739	1.77
BB&T Corp.	71,500	2,552	1.65
CME Group, Inc.	34,050	2,519	1.62
JPMorgan Chase & Co.	40,400	2,251	1.45
American Tower Corp.	29,100	2,060	1.33
BlackRock, Inc.	6,150	1,734	1.12
Marsh & McLennan Cos., Inc.	41,000	1,717	1.11
Ace Ltd.	11,900	1,087	0.70
Aon PLC	8,600	581	0.37
The Progressive Corp.	12,600	328	0.21
_______________________
		17,568	11.33
_______________________
Materials - 5.81%
Air Products & Chemicals, Inc.	21,225	2,306	1.49
Monsanto Co.	22,300	2,203	1.42
	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Allegheny Technologies, Inc.	59,600	$1,643	1.06%
The Mosaic Co.	32,200	1,323	0.85
Nucor Corp.	14,200	664	0.43
The Dow Chemical Co.	17,000	596	0.39
Barrick Gold Corp.	15,900	270	0.17
_______________________
		9,005	5.81
_______________________
Consumer Staples - 4.04%
Beam, Inc.	28,000	1,820	1.17
Nestle SA (ADR)	23,200	1,577	1.02
The Procter & Gamble Co.	14,900	1,197	0.77
Philip Morris International, Inc.	9,700	865	0.56
Diageo PLC (ADR)	3,600	451	0.29
PepsiCo, Inc.	4,300	359	0.23
_______________________
		6,269	4.04
_______________________
Utilities - 0.56%
National Grid PLC (ADR)	14,600	870	0.56
_______________________
		870	0.56
_______________________
Total Common Stocks (cost: $122,192,717)		150,244	96.89
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 2.38%
Coca-Cola Co., 0.12%, 09/23/13[2]	$600	600	0.39
Federal Home Loan Mortgage Corp., 0.10%, 12/19/13[2]	2,500	2,499	1.61
John Deere Credit Ltd., 0.95%, 08/22/13[2]	600	600	0.38
_______________________
Total Short-term securities (cost: $3,698,887)		3,699	2.38
_______________________
Total investment securities (cost: $125,891,604)		153,943	99.27
Other assets less liabilities		1,126	0.73
_______________________
Net assets		$155,069	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight.  The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions.  The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams.  The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.  The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes.  The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors.  This group regularly reviews pricing vendor information and market data.  Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.  Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of July 31, 2013 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Long-term investments
Bonds & notes	$–	$295,421	$–	$295,421
Short-term investments	–	23,860	–	23,860
Total Investments	$–	$319,281	$–	$319,281

Capital Group Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$116,468	$–	$116,468
Short-term investments	–	20,800	–	20,800
Total Investments	$–	$137,268	$–	$137,268

	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$214,503	$–	$214,503
Short-term investments	–	16,435	–	16,435
Total Investments	$–	$230,938	$–	$230,938

Capital Group California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$90,684	$–	$90,684
Short-term investments	–	26,173	–	26,173
Total Investments	$–	$116,857	$–	$116,857
Capital Group Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$123,831	$–	$123,831
Mortgage-backed obligations	–	61,756	–	61,756
Corporate bonds & notes	–	82,520	–	82,520
Municipals	–	8,823	–	8,823
Government agency bonds & notes outside the U.S.	–	164	–	164
Asset-backed obligations	–	2,632	–	2,632
Short-term investments	–	38,897	–	38,897
Total investments	$–	$318,623	$–	$318,623

Capital Group Global Equity Fund
Common Stocks[1]	$355,068	$–	$–	$355,068
Short-term investments	–	11,948	–	11,948
Total Investments	$355,068	$11,948	$–	$367,016

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$664,797	$–	$–	$664,797
Short-term investments	–	63,792	–	63,792
Total Investments	$664,797	$63,792	$–	$728,589

Capital Group U.S. Equity Fund
Common Stocks[1]	$150,244	$–	$–	$150,244
Short-term investments	–	3,699	–	3,699
Total Investments	$150,244	$3,699	$–	$153,943

[1]	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2013 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 313,300	$ 8,112	$(2,131)	$ 5,981
Capital Group Short-Term Municipal Fund	135,578	2,008	(318)	1,690
Capital Group California Core Municipal Fund	229,136	4,629	(2,827)	1,802
Capital Group California Short-Term Municipal Fund	116,067	1,191	(401)	790
Capital Group Core Bond Fund	316,791	4,833	(3,001)	1,832
Capital Group Global Equity Fund	310,414	61,054	(4,452)	56,602
Capital Group Non-U.S. Equity Fund	665,433	70,982	(7,826)	63,156
Capital Group U.S. Equity Fund	125,892	30,230	(2,179)	28,051

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 27, 2013